Commitment and Contingencies - Additional Information (Details) - USD ($)	Jul. 17, 2019	Apr. 18, 2019	May 09, 2018
Loss Contingencies [Line Items]
Outstanding balance to vendor			$ 2,100,000
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Litigation settlement agreement date		April 18, 2019
Litigation settlement, agreed to pay amount to defendants		$ 400,000
Settlement Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation settlement agreement date		April 18, 2019
Litigation settlement, agreed to pay amount to defendants		$ 400,000
Payments for defendants settlement	$ 440,000
Settlement Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Settlement fees		50,000
Settlement Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Settlement fees		$ 50,000